12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of tax credits and unused tax losses

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2018	Expiry Date Range	2017	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	2,962,000	No expiry date	3,916,000	No expiry date
Property and equipment	53,000	No expiry date	117,000	No expiry date
Share issue costs	111,000	2039 to 2042	112,000	2038 to 2041
Allowable capital losses	3,221,000	No expiry date	1,591,000	No expiry date
Non-capital losses available for future periods	15,614,000	2019 to 2038	14,448,000	2018 to 2037